Consolidated Schedule of Investments

January 31, 2023

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–53.38%(a)
Argentina–2.22%
Argentina Treasury Bond BONCER,

1.40%, 03/25/2023	ARS	450,000,000	$8,985,392

1.50%, 03/25/2024	ARS	300,000,000	5,439,567

2.00%, 11/09/2026	ARS	1,075,000,000	14,774,775

Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	209,007

Provincia de Buenos Aires, 72.88% (BADLAR + 3.75%), 04/12/2025(b)(c)	ARS	120,000,000	606,126

			30,014,867

Australia–0.90%

Treasury Corp. of Victoria, 2.00%, 09/17/2035	AUD	23,000,000	12,191,144

Austria–0.65%
Erste Group Bank AG,

6.50%(b)(d)(e)	EUR	6,000,000	6,451,965

4.25%(b)(d)(e)	EUR	2,600,000	2,390,872

			8,842,837

Belgium–0.73%
KBC Group N.V.,

4.25%(b)(d)(e)	EUR	7,000,000	6,884,198

4.75%(b)(d)(e)	EUR	2,800,000	2,969,296

			9,853,494

Brazil–8.48%
Brazil Notas do Tesouro Nacional,

Series B, 6.00%, 05/15/2055	BRL	28,000,000	21,137,625

Series F, 10.00%, 01/01/2027	BRL	500,000,000	91,296,482

Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	13,191,375	2,286,785

			114,720,892

Colombia–4.84%
Colombian TES,

Series B, 7.75%, 09/18/2030	COP	175,000,000,000	29,581,545

Series B, 7.25%, 10/18/2034	COP	47,750,000,000	7,160,926

Series B, 9.25%, 05/28/2042	COP	16,250,000,000	2,731,020

Series B, 7.25%, 10/26/2050	COP	151,500,000,000	19,838,412

Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,011,553

Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	1,200,201

	Principal Amount		Value
Colombia–(continued)

PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	$3,927,911

			65,451,568

Egypt–0.46%

Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	6,800,000	6,198,359

France–0.19%

Accor S.A., 4.38%(b)(d)(e)	EUR	2,500,000	2,632,766

Germany–0.73%

Bayer AG, 2.38%, 11/12/2079(b)(d)	EUR	5,000,000	5,080,906

Deutsche Lufthansa AG, 4.38%, 08/12/2075(b)(d)	EUR	5,000,000	4,804,117

			9,885,023

Greece–1.67%
Hellenic Republic Government Bond,

4.25%, 06/15/2033(b)	EUR	20,500,000	22,207,089

Series GDP, 0.00%, 10/15/2042	EUR	107,000,000	331,526

			22,538,615

India–5.70%
India Government Bond,

8.40%, 07/28/2024	INR	1,997,000,000	24,889,071

8.15%, 11/24/2026	INR	500,000,000	6,311,800

6.54%, 01/17/2032	INR	1,000,000,000	11,566,758

7.26%, 08/22/2032	INR	1,300,000,000	15,733,115

State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,130,780

State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	6,176,720

State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	6,285,111

			77,093,355

Italy–0.78%

Intesa Sanpaolo S.p.A., 5.50%(b)(d)(e)	EUR	4,000,000	3,777,543

5.88%(b)(d)(e)	EUR	2,400,000	2,502,347

UniCredit S.p.A., 6.63%(b)(d)(e)	EUR	4,000,000	4,324,140

			10,604,030

Ivory Coast–0.25%

Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	3,950,000	3,382,146

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

		Principal Amount	Value

Japan–2.06%

Japan Government Bond, 1.40%, 09/20/2052	JPY	3,801,100,000	$27,920,109

Mexico–4.15%
Mexican Bonos,

Series M, 7.75%, 05/29/2031	MXN	951,000,000	47,783,577

Series M 30, 8.50%, 11/18/2038	MXN	160,000,000	8,318,590

			56,102,167

Netherlands–0.56%

ABN AMRO Bank N.V., 4.38%(b)(d)(e)	EUR	2,500,000	2,569,488

Cooperatieve Rabobank U.A., 4.38%(b)(d)(e)	EUR	5,000,000	5,030,239

			7,599,727

Peru–3.37%

Peru Government Bond, 6.15%, 08/12/2032	PEN	200,000,000	45,540,585

Poland–2.41%

Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	200,000,000	32,675,393

Romania–0.23%

Romanian Government International Bond, 2.00%, 04/14/2033(b)	EUR	4,106,000	3,058,340

South Africa–7.49%
Republic of South Africa Government Bond,

Series 2030, 8.00%, 01/31/2030	ZAR	792,700,000	41,760,256

Series 2032, 8.25%, 03/31/2032	ZAR	533,300,000	26,962,300

Series 2037, 8.50%, 01/31/2037	ZAR	700,000,000	32,664,655

			101,387,211

Spain–1.53%
Banco Santander S.A.,

4.38%(b)(d)(e)	EUR	4,400,000	4,255,181

4.13%(d)(e)	EUR	2,000,000	1,825,010
CaixaBank S.A.,

6.38%(b)(d)(e)	EUR	5,000,000	5,391,450

5.25%(b)(d)(e)	EUR	2,000,000	1,975,678

Repsol International Finance B.V., 3.75%(b)(d)(e)	EUR	2,500,000	2,563,175

Telefonica Europe B.V., 2.88%(b)(d)(e)	EUR	5,000,000	4,745,982

			20,756,476

Supranational–0.87%
African Development Bank,

0.00%, 04/05/2046(f)	ZAR	600,000,000	4,927,586

0.00%, 01/17/2050(f)	ZAR	310,000,000	2,048,850

		Principal Amount	Value

Supranational–(continued)

International Finance Corp., 0.00%, 03/23/2038(f)	MXN	350,000,000	$4,789,836

			11,766,272

Sweden–0.13%

Heimstaden Bostad AB, 3.38%(b)(d)(e)	EUR	2,500,000	1,718,980

Switzerland–0.17%

Dufry One B.V., 2.00%, 02/15/2027(b)	EUR	2,500,000	2,337,689

Thailand–1.13%

Thailand Government Bond, 3.45%, 06/17/2043	THB	480,000,000	15,237,969

United Kingdom–1.68%

Barclays PLC, 7.13%(d)(e)	GBP	2,150,000	2,587,091

Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	5,400,000	6,187,183

HSBC Holdings PLC, 5.88%(d)(e)	GBP	2,500,000	2,910,292

International Consolidated Airlines Group S.A., 1.50%, 07/04/2027(b)	EUR	2,600,000	2,324,871

Lloyds Banking Group PLC, 8.50%(d)(e)	GBP	3,275,000	4,108,240

Mos.ru, 5.00%, 08/22/2034	RUB	27,218,229	0

Nationwide Building Society, 5.75%(b)(d)(e)	GBP	2,500,000	2,852,564

NatWest Group PLC, 5.13%(d)(e)	GBP	1,550,000	1,708,031

			22,678,272

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $803,143,143)			722,188,286

U.S. Dollar Denominated Bonds & Notes–16.14%

Bahamas–0.17%

Bahamas Government International Bond, 9.00%, 06/16/2029(b)		$2,500,000	2,270,548
Brazil–0.44%

Klabin Austria GmbH, 5.75%, 04/03/2029(b)		1,000,000	1,002,500

Suzano Austria GmbH, 3.75%, 01/15/2031(g)		2,500,000	2,141,906

Vale Overseas Ltd., 6.88%, 11/10/2039		2,500,000	2,755,087

			5,899,493

Chile–0.89%

AES Andes S.A., 6.35%, 10/07/2079(b)(d)		2,500,000	2,373,837

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount	Value

Chile–(continued)

Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	$10,000,000	$9,657,500

		12,031,337

Colombia–0.24%

Colombia Government International Bond, 4.13%, 02/22/2042	5,000,000	3,235,314

Denmark–0.18%

Danske Bank A/S, 7.00%(b)(d)(e)	2,500,000	2,434,450

Dominican Republic–0.23%

Dominican Republic International Bond,

4.50%, 01/30/2030(b)	975,000	849,335

7.05%, 02/03/2031(b)	680,000	680,000

4.88%, 09/23/2032(b)	1,800,000	1,539,067

		3,068,402

Ecuador–0.12%

Ecuador Government International Bond, 6.00%, 07/31/2030(b)(h)	2,500,000	1,671,807

Egypt–0.30%
Egypt Government International Bond,

7.63%, 05/29/2032(b)	2,000,000	1,530,784

8.50%, 01/31/2047(b)(g)	3,550,000	2,516,581

		4,047,365

France–1.60%
BNP Paribas S.A.,

6.63%(b)(d)(e)	2,000,000	1,980,000

7.75%(b)(d)(e)	5,000,000	5,187,500
Credit Agricole S.A.,

8.13%(b)(d)(e)	2,500,000	2,585,362

6.88%(b)(d)(e)	2,500,000	2,475,799
Societe Generale S.A.,

7.38%(b)(d)(e)	2,500,000	2,488,262

4.75%(b)(d)(e)	5,000,000	4,466,750

9.38%(b)(d)(e)	2,282,000	2,456,003

		21,639,676

Guatemala–0.28%

CT Trust, 5.13%, 02/03/2032(b)	2,817,000	2,459,438

Guatemala Government Bond, 3.70%, 10/07/2033(b)(g)	1,600,000	1,356,746

		3,816,184

	Principal Amount	Value

Hong Kong–0.34%
Melco Resorts Finance Ltd.,

4.88%, 06/06/2025(b)(g)	$2,500,000	$2,362,500

5.75%, 07/21/2028(b)	2,500,000	2,253,888

		4,616,388

India–1.39%

Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031(b)	2,500,000	1,776,019

JSW Steel Ltd., 3.95%, 04/05/2027(b)	6,000,000	5,310,618

Network i2i Ltd.,

5.65%(b)(d)(e)	1,500,000	1,449,375

3.98%(b)(d)(e)	1,500,000	1,364,485

Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(b)	5,000,000	4,430,320

Reliance Industries Ltd., 4.88%, 02/10/2045(b)	5,000,000	4,525,185

		18,856,002

Indonesia–0.62%

PT Freeport Indonesia, 6.20%, 04/14/2052(b)	2,700,000	2,504,250

PT Pertamina (Persero), 4.18%, 01/21/2050(b)	2,500,000	2,006,741

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.38%, 02/05/2050(b)	5,000,000	3,895,987

		8,406,978

Iraq–0.11%

Iraq International Bond, 5.80%, 01/15/2028(b)	1,562,500	1,451,500

Ireland–0.72%

BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,537,900
Coriolanus DAC,

0.00%, 04/30/2025(b)(f)	866,628	820,937

0.00%, 04/30/2025(b)(f)	921,986	873,377

0.00%, 04/30/2025(b)(f)	1,154,095	1,093,248

0.00%, 04/30/2025(b)(f)	1,011,168	957,856

0.00%, 04/30/2025(b)(f)	812,139	769,321

0.00%, 04/30/2025(b)	908,551	860,650

0.00%, 04/30/2025(b)(f)	1,052,367	996,884

0.00%, 04/30/2025(b)(f)	825,942	782,396

		9,692,569

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount	Value

Ivory Coast–0.22%

Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	$3,009,000	$2,920,000

Macau–0.17%

MGM China Holdings Ltd., 5.88%, 05/15/2026(b)(g)	2,500,000	2,368,337

Mexico–2.48%

Alpek S.A.B. de C.V., 3.25%, 02/25/2031(b)	2,443,000	2,050,830

Banco Mercantil del Norte S.A.,

8.38%(b)(d)(e)	2,500,000	2,572,999

5.88%(b)(d)(e)	2,490,000	2,305,644
Braskem Idesa S.A.P.I.,

7.45%, 11/15/2029(b)	5,000,000	4,132,786

6.99%, 02/20/2032(b)	2,076,000	1,540,558

Cemex S.A.B. de C.V., 5.13%(b)(d)(e)	3,457,000	3,185,107

Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	4,254,000	3,438,615

Petroleos Mexicanos,

6.70%, 02/16/2032	5,000,000	4,157,177

7.69%, 01/23/2050	2,500,000	1,870,016

6.95%, 01/28/2060	2,750,000	1,900,882

Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	6,786,000	6,335,952

		33,490,566

Morocco–0.16%

OCP S.A., 3.75%, 06/23/2031(b)	2,500,000	2,119,563

Netherlands–0.14%

ING Groep N.V., 6.50%(d)(e)	2,000,000	1,957,570

Nigeria–0.15%

Nigeria Government International Bond, 6.50%, 11/28/2027(b)	2,500,000	2,062,100

Oman–0.37%

Oman Government International Bond, 6.75%, 01/17/2048(b)	5,000,000	4,945,875

Panama–0.16%

Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	2,500,000	2,234,500

Romania–0.20%

Romanian Government International Bond, 7.13%, 01/17/2033(b)	2,500,000	2,643,750

	Principal Amount	Value

Saudi Arabia–0.25%

Saudi Government International Bond, 5.00%, 01/18/2053(b)(g)	$3,500,000	$3,341,870

South Africa–0.24%

Stillwater Mining Co., 4.00%, 11/16/2026(b)	3,500,000	3,242,750

Sweden–0.36%

Swedbank AB, Series NC5, 5.63%(b)(d)(e)	5,000,000	4,865,625

Switzerland–1.26%
Credit Suisse Group AG,

6.37%, 07/15/2026(b)(d)	1,250,000	1,214,119

6.54%, 08/12/2033(b)(d)	2,500,000	2,402,285

6.25%(b)(d)(e)	9,800,000	8,657,026

UBS Group AG, 5.13%(b)(d)(e)	5,000,000	4,756,525

		17,029,955

Tanzania–0.31%

HTA Group Ltd., 7.00%, 12/18/2025(b)	4,500,000	4,251,420

Thailand–0.33%

GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(b)	2,500,000	2,305,598

Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(b)(d)	2,450,000	2,180,021

		4,485,619

United Kingdom–1.60%

abrdn PLC, 4.25%, 06/30/2028(b)	2,500,000	2,262,036

BP Capital Markets PLC, 4.88%(d)(e)	3,500,000	3,279,062

British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)	5,000,000	4,480,975

M&G PLC, 6.50%, 10/20/2048(b)(d)	2,500,000	2,541,713

NatWest Group PLC, 6.00%(d)(e)(g)	5,000,000	4,787,500

Vodafone Group PLC, 3.25%, 06/04/2081(d)(g)	5,000,000	4,344,800

		21,696,086

United States–0.11%

United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,600,000	1,524,239

Total U.S. Dollar Denominated Bonds & Notes (Cost $239,237,989)		218,317,838

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

		Principal Amount	Value
Asset-Backed Securities–9.00%(a)
Alba PLC,

Series 2007-1, Class F, 7.00% (SONIA + 3.37%), 03/17/2039(b)(c)	GBP	2,319,268	$2,637,389

Series 2006-2, Class F, 6.96% (SONIA + 3.37%), 12/15/2038(b)(c)	GBP	1,236,444	1,433,527
Eurohome UK Mortgages PLC,

Series 2007-1, Class M2, 4.30% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(c)	GBP	4,000,000	4,268,179

Series 2007-1, Class B1, 4.70% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(c)	GBP	5,275,000	5,271,001

Series 2007-2, Class B1, 5.11% (SONIA + 1.52%), 09/15/2044(b)(c)	GBP	4,000,000	3,784,414

Series 2007-1, Class M1, 4.10% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(c)	GBP	5,200,000	5,729,284

Series 2007-2, Class B2, 7.71% (SONIA + 4.12%), 09/15/2044(b)(c)	GBP	3,750,000	4,170,040

Eurosail PLC, Series 2007-4X, Class D1A, 5.44% (SONIA + 1.87%), 06/13/2045(b)(c)	GBP	4,404,708	4,832,494

Grifonas Finance No. 1 PLC, Class B, 1.50% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(c)	EUR	5,000,000	4,659,961

Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(b)(i)	GBP	207,500,000	6,009,892
Mansard Mortgages PLC,

Series 2006-1X, Class B2, 7.44% (SONIA + 3.62%), 10/15/2048(b)(c)	GBP	3,842,025	4,534,161

Series 2007-1X, Class B2, 6.94% (SONIA + 3.12%), 04/15/2049(b)(c)	GBP	2,434,536	2,671,660

		Principal Amount	Value
Newgate Funding PLC,

Series 2006-2, Class CB, 2.56% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(c)	EUR	1,589,055	$1,578,961

Series 2007-2X, Class CB, 2.49% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(c)	EUR	2,122,050	2,068,223

Series 2007-1X, Class CB, 2.36% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(c)	EUR	1,213,254	1,110,473

ResLoC UK PLC, Series 2007-1X, Class D1A, 3.25% (3 mo. EURIBOR + 1.20%), 12/15/2043(b)(c)	EUR	4,218,885	4,058,217

RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 2.84% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(c)	EUR	8,094,548	7,851,246
Towd Point Mortgage Funding 2019 - Granite4 PLC,

Series 2019-GR4X, Class FR, 5.88% (SONIA +2.05%), 10/20/2051(b)(c)	GBP	3,000,000	3,573,072

Series 2019-GR4X, Class GR, 6.33% (SONIA + 2.50%), 10/20/2051(b)(c)	GBP	2,500,000	2,969,361

Sestante Finance S.r.l., Series 2005, Class C1, 3.09% (3 mo. EURIBOR +0.80%), 07/15/2045(b)(c)	EUR	9,700,000	5,996,217
IM Pastor 4, FTA,

Series A, 2.22% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(c)	EUR	7,728,854	7,184,276

Series B, 2.27% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(c)	EUR	3,800,000	2,447,161

TDA 27, Fondo de Titulizacion de Activos, Series 27, Class A3, 2.33% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(c)	EUR	27,777,568	24,237,531

Lusitano Mortgages No. 5 PLC, Class D, 3.25% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(c)	EUR	6,121,517	5,655,700

Invernea Proteina PYME, Serie II, 0.00%, 08/25/2032(j)	ARS	445,000,000	2,969,983

Total Asset-Backed Securities (Cost $136,583,471)			121,702,423

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

	Principal Amount	Value
U.S. Treasury Securities–4.00%
U.S. Treasury Bills–1.08%

4.40%, 04/27/2023(k)	$4,949,183	$4,946,969

4.77%, 11/02/2023(k)	9,653,885	9,659,308

		14,606,277

U.S. Treasury Inflation – Indexed Bonds–2.92%

0.13%, 02/15/2052(l)	40,928,131	39,558,553

Total U.S. Treasury Securities (Cost $55,531,199)		54,164,830

Shares
Common Stocks & Other Equity Interests–2.76%
Argentina–2.76%

TMF Trust Co. S.A.(j)	851,168,850	4,551,924

YPF S.A., Class D(m)	1,400,000	32,815,483

Total Common Stocks & Other Equity Interests (Cost $19,725,033)		37,367,407

Preferred Stocks–0.57%
United States–0.57%
AT&T, Inc., 2.88%, Series B, Pfd.(d) (Cost $8,958,539)	7,700,000	7,742,224

Money Market Funds–4.16%

Invesco Government & Agency Portfolio, Institutional Class, 4.30%(n)(o)	19,719,670	19,719,670

Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(n)(o)	14,081,255	14,085,479

	Shares	Value
Money Market Funds–(continued)

Invesco Treasury Portfolio, Institutional Class, 4.30%(n)(o)	22,536,766	$22,536,766

Total Money Market Funds (Cost $56,341,915)		56,341,915

Options Purchased–2.55%

(Cost $37,568,485)(p)		34,526,031

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-92.56% (Cost $1,357,089,774)		1,252,350,954

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.07%

Invesco Private Government Fund, 4.36%(n)(o)(q)	4,041,632	4,041,632

Invesco Private Prime Fund, 4.59%(n)(o)(q)	10,391,275	10,394,393

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,436,067)		14,436,025

TOTAL INVESTMENTS IN SECURITIES–93.63% (Cost $1,371,525,841)		1,266,786,979

OTHER ASSETS LESS LIABILITIES–6.37%		86,164,503

NET ASSETS–100.00%		$1,352,951,482

Investment Abbreviations:

ARS	– Argentina Peso
AUD	– Australian Dollar
BADLAR	– Buenos Aires Deposits of Large Amounts Rate
BRL	– Brazilian Real
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
PEN	– Peruvian Sol
Pfd.	– Preferred
PLN	– Polish Zloty
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
THB	– Thai Baht
ZAR	– South African Rand

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $430,207,965, which represented 31.80% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	All or a portion of this security was out on loan at January 31, 2023.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Principal amount of security and interest payments are adjusted for inflation.
(m)	Non-income producing security.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$23,284,920	$93,438,174	$(97,003,424)	$–	$–	$19,719,670	$281,137

Invesco Liquid Assets Portfolio, Institutional Class	16,742,380	66,741,553	(69,401,704)	(346)	3,596	14,085,479	211,636

Invesco Treasury Portfolio, Institutional Class	26,611,337	106,786,484	(110,861,055)	–	–	22,536,766	321,853

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,248,525	9,943,067	(7,149,960)	–	–	4,041,632	21,987*

Invesco Private Prime Fund	3,209,614	24,302,245	(17,118,875)	(111)	1,520	10,394,393	60,270*

Total	$71,096,776	$301,211,523	$(301,535,018)	$(457)	$5,116	$70,777,940	$896,883

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

AUD versus USD	Call	Bank of America, N.A.	07/27/2023	USD	0.73	AUD	75,000,000	$ 778,782

AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.71	AUD	75,000,000	1,221,720

AUD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.80	AUD	8,750,000	1,188,366

AUD versus USD	Call	Standard Chartered Bank PLC	05/11/2023	USD	0.75	AUD	4,000,000	485,498

EUR versus USD	Call	Goldman Sachs International	05/12/2023	USD	1.13	EUR	4,000,000	1,061,346

NZD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.70	NZD	14,285,714	3,343,873

USD versus CNH	Call	Goldman Sachs International	05/31/2023	CNH	7.50	USD	6,000,000	85,218

Subtotal – Foreign Currency Call Options Purchased								8,164,803

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	2,000,000	$1,016,333

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	2,500,000	1,376,561

EUR versus HUF	Put	Bank of America, N.A.	07/04/2023	HUF	390.00	EUR	40,000,000	509,221

EUR versus HUF	Put	Goldman Sachs International	09/15/2023	HUF	358.00	EUR	5,000,000	829,958

EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	02/17/2023	NOK	9.70	EUR	4,000,000	196

EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	7,000,000	98,451

EUR versus SEK	Put	Morgan Stanley and Co. International PLC	02/17/2023	SEK	10.80	EUR	25,000,000	978

USD versus BRL	Put	Bank of America, N.A.	10/10/2023	BRL	5.27	USD	30,000,000	1,554,540

USD versus BRL	Put	Goldman Sachs International	07/07/2023	BRL	5.00	USD	5,000,000	617,245

USD versus BRL	Put	Goldman Sachs International	11/16/2023	BRL	4.50	USD	3,400,000	1,030,907

USD versus CAD	Put	Goldman Sachs International	03/10/2023	CAD	1.26	USD	100,000,000	8,700

USD versus CAD	Put	J.P. Morgan Chase Bank, N.A.	05/23/2023	CAD	1.22	USD	7,500,000	290,625

USD versus CNH	Put	Morgan Stanley and Co. International PLC	09/20/2023	CNH	6.50	USD	3,000,000	984,660

USD versus COP	Put	Morgan Stanley and Co. International PLC	05/26/2023	COP	4,520.00	USD	40,000,000	696,880

USD versus JPY	Put	Goldman Sachs International	05/23/2023	JPY	122.00	USD	7,500,000	1,788,562

USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	03/14/2023	JPY	120.00	USD	6,000,000	373,956

USD versus MXN	Put	Goldman Sachs International	07/13/2023	MXN	19.20	USD	50,000,000	1,153,750

USD versus MXN	Put	Goldman Sachs International	01/25/2024	MXN	19.00	USD	50,000,000	13,950

USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	9.75	USD	50,000,000	828,400

USD versus SEK	Put	Goldman Sachs International	02/14/2023	SEK	9.50	USD	4,000,000	3,584

USD versus SEK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	SEK	9.58	USD	5,000,000	384,025

USD versus THB	Put	Standard Chartered Bank PLC	10/04/2023	THB	30.00	USD	5,000,000	927,480

USD versus ZAR	Put	Goldman Sachs International	04/04/2023	ZAR	15.70	USD	3,500,000	148,316

USD versus ZAR	Put	Goldman Sachs International	07/13/2023	ZAR	16.50	USD	50,000,000	747,500

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/15/2023	ZAR	17.10	USD	4,000,000	847,852

Subtotal – Foreign Currency Put Options Purchased								16,232,630

Total Foreign Currency Options Purchased								$24,397,433

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $30,495,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

10 Year Interest Rate Swap	Put	Bank of America, N.A.	3.04%	Pay	SOFR	Annually	04/18/2023	USD	150,000,000	$3,449,904

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.77	Pay	SOFR	Annually	08/07/2023	USD	236,000,000	1,836,434

40 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.00	Pay	6 Month EURIBOR	Semi- Annually	04/17/2024	EUR	44,000,000	4,842,260

Total Interest Rate Swaptions Purchased										$10,128,598

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $30,495,000.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value

Credit Risk

J.P. Morgan Chase Bank, N.A.	Put	98.00%	Markit CDX North America High Yield Index, Series 39, Version 1	5.00%	Quarterly	03/15/2023	4.321%	USD	50,000,000	$(116,896)

J.P. Morgan Chase Bank, N.A.	Put	500.00	Markit iTraxx Europe Crossover Index, Series 38, Version 1	5.00	Quarterly	03/15/2023	4.147	EUR	45,000,000	(172,280)

Total Credit Default Swaptions Written										$(289,176)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $30,495,000.
(b)

Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

AUD versus USD	Call	Bank of America, N.A.	07/27/2023	USD	0.78	AUD	75,000,000	$(186,609)

AUD versus USD	Call	Goldman Sachs International	07/20/2023	USD	0.75	AUD	75,000,000	(453,261)

EUR versus HUF	Call	Goldman Sachs International	04/11/2023	HUF	436.50	EUR	50,000,000	(278,637)

EUR versus HUF	Call	Goldman Sachs International	09/15/2023	HUF	450.00	EUR	2,500,000	(487,957)

EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	07/10/2023	HUF	445.00	EUR	50,000,000	(809,601)

EUR versus SEK	Call	Morgan Stanley and Co. International PLC	02/17/2023	SEK	11.35	EUR	25,000,000	(218,572)

USD versus BRL	Call	Bank of America, N.A.	10/10/2023	BRL	6.24	USD	30,000,000	(485,250)

USD versus BRL	Call	Goldman Sachs International	11/16/2023	BRL	6.75	USD	3,400,000	(216,223)

USD versus BRL	Call	Goldman Sachs International	01/08/2024	BRL	6.10	USD	5,000,000	(862,925)

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	03/16/2023	BRL	6.05	USD	25,000,000	(14,450)

USD versus COP	Call	Morgan Stanley and Co. International PLC	05/26/2023	COP	5,050.00	USD	40,000,000	(917,800)

USD versus MXN	Call	Goldman Sachs International	04/25/2023	MXN	19.50	USD	750,000	(415,426)

USD versus MXN	Call	Goldman Sachs International	07/13/2023	MXN	20.50	USD	50,000,000	(672,600)

USD versus MXN	Call	Goldman Sachs International	01/16/2024	MXN	21.00	USD	120,000,000	(3,636,960)

USD versus MXN	Call	Morgan Stanley and Co. International PLC	06/05/2023	MXN	21.85	USD	33,350,000	(121,194)

USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	10.75	USD	50,000,000	(325,600)

USD versus ZAR	Call	Goldman Sachs International	07/13/2023	ZAR	18.48	USD	50,000,000	(1,289,050)

Subtotal – Foreign Currency Call Options Written								(11,392,115)

Currency Risk

AUD versus USD	Put	Bank of America, N.A.	07/27/2023	USD	0.68	AUD	75,000,000	(610,436)

AUD versus USD	Put	Goldman Sachs International	07/20/2023	USD	0.65	AUD	75,000,000	(365,436)

EUR versus HUF	Put	Bank of America, N.A.	07/04/2023	HUF	375.00	EUR	40,000,000	(198,383)

EUR versus SEK	Put	Morgan Stanley and Co. International PLC	02/17/2023	SEK	10.45	EUR	25,000,000	(27)

USD versus BRL	Put	Bank of America, N.A.	10/10/2023	BRL	4.69	USD	30,000,000	(394,170)

USD versus COP	Put	Morgan Stanley and Co. International PLC	05/26/2023	COP	4,190.00	USD	40,000,000	(163,240)

USD versus MXN	Put	Goldman Sachs International	07/13/2023	MXN	18.50	USD	50,000,000	(461,700)

USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/25/2023	NOK	9.50	USD	50,000,000	(421,300)

USD versus ZAR	Put	Goldman Sachs International	07/13/2023	ZAR	15.58	USD	50,000,000	(249,050)

Subtotal – Foreign Currency Put Options Written								(2,863,742)

Total – Foreign Currency Options Written								$(14,255,857)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $30,495,000.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date		Notional Value	Value

Interest Rate Risk

30 Year Interest Rate Swap	Call	Bank of America, N.A.	2.95%	SOFR	Receive	Annually	02/28/2023	USD	37,500,000	$(552,233)

10 Year Interest Rate Swap	Call	Bank of America, N.A.	2.50	SOFR	Receive	Annually	04/18/2023	USD	150,000,000	(239,498)

30 Year Interest Rate Swap	Call	Goldman Sachs International	2.14	6 Month EURIBOR	Receive	Semi-Annually	02/07/2023	EUR	50,000,000	(48,055)

10 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SOFR	Receive	Annually	03/27/2024	USD	75,000,000	(3,472,927)

30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.95	6 Month EURIBOR	Receive	Semi-Annually	09/28/2023	EUR	50,000,000	(1,781,654)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	125,000,000	(1,146,013)

5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.49	SOFR	Receive	Annually	05/30/2023	USD	125,000,000	(2,091,550)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	07/05/2024	USD	50,000,000	(1,428,990)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.50	6 Month EURIBOR	Receive	Semi-Annually	06/16/2023	EUR	72,000,000	(714,669)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.63	SOFR	Receive	Annually	07/08/2024	USD	50,000,000	(1,217,977)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.77	SOFR	Receive	Annually	08/07/2023	USD	236,000,000	(14,680,111)

Subtotal–Interest Rate Call Swaptions Written										(27,373,677)

Interest Rate Risk

10 Year Interest Rate Swap	Put	Bank of America, N.A.	3.54	SOFR	Pay	Annually	04/18/2023	USD	150,000,000	(914,882)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	6 Month EURIBOR	Pay	Semi-Annually	04/17/2024	EUR	132,000,000	(6,478,436)

Subtotal–Interest Rate Put Swaptions Written										(7,393,318)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(34,766,995)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $30,495,000.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Euro-Bund	162	March-2023	$24,096,513	$(838,323)	$(838,323)

Euro-Schatz	463	March-2023	53,226,809	(476,041)	(476,041)

U.S. Treasury 10 Year Ultra Notes	168	March-2023	20,362,125	54,452	54,452

Subtotal–Long Futures Contracts				(1,259,912)	(1,259,912)

Short Futures Contracts

Interest Rate Risk

Euro-BTP	1,835	March-2023	(213,894,162)	2,067,051	2,067,051

U.S. Treasury 2 Year Notes	7	March-2023	(1,439,539)	(5,852)	(5,852)

U.S. Treasury 10 Year Notes	39	March-2023	(4,466,109)	4,875	4,875

U.S. Treasury Ultra Bonds	87	March-2023	(12,332,250)	242,552	242,552

Subtotal–Short Futures Contracts				2,308,626	2,308,626

Total Futures Contracts				$1,048,714	$1,048,714

(a)	Futures contracts collateralized by $1,296,641 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk

02/02/2023	Bank of America, N.A.	USD	18,634,707	HUF	7,006,650,000	$ 839,350

02/16/2023	Bank of America, N.A.	USD	13,447,800	BRL	71,145,586	529,539

02/27/2023	Bank of America, N.A.	USD	4,794,480	RUB	384,028,743	608,464

03/15/2023	Bank of America, N.A.	EUR	17,500,000	USD	19,076,876	1,702

03/15/2023	Bank of America, N.A.	NOK	202,705,919	USD	20,561,237	214,406

03/15/2023	Bank of America, N.A.	USD	56,831,673	AUD	84,277,914	2,752,063

03/15/2023	Bank of America, N.A.	USD	5,499,197	CAD	7,408,624	70,567

03/15/2023	Bank of America, N.A.	USD	8,806,382	CLP	7,976,599,168	1,149,884

03/15/2023	Bank of America, N.A.	USD	9,854,949	EUR	9,080,000	42,341

03/15/2023	Bank of America, N.A.	USD	55,857	INR	4,631,125	613

03/15/2023	Bank of America, N.A.	USD	49,314,177	KRW	63,916,453,072	2,586,453

03/15/2023	Bank of America, N.A.	USD	14,166,440	SGD	19,441,895	644,438

03/15/2023	Barclays Bank PLC	GBP	22,006,608	USD	27,240,000	84,519

03/15/2023	Barclays Bank PLC	USD	18,200,000	JPY	2,422,179,760	513,555

03/15/2023	Barclays Bank PLC	ZAR	1,963,229,530	USD	112,602,783	176,274

02/02/2023	BNP Paribas S.A.	HUF	7,006,650,000	USD	19,577,281	103,223

03/15/2023	BNP Paribas S.A.	USD	16,100,000	EUR	15,082,179	339,725

03/15/2023	BNP Paribas S.A.	USD	13,306,000	JPY	1,752,999,635	237,526

02/03/2023	Citibank, N.A.	USD	13,214,000	BRL	72,525,039	1,069,813

03/15/2023	Citibank, N.A.	USD	5,850,000	CLP	4,937,400,000	312,785

03/15/2023	Citibank, N.A.	USD	7,626,200	IDR	119,136,500,000	310,512

03/15/2023	Citibank, N.A.	USD	2,203,715	MXN	44,135,000	122,904

03/15/2023	Citibank, N.A.	USD	50,781,503	THB	1,758,690,409	2,720,555

03/15/2023	Citibank, N.A.	ZAR	237,609,195	USD	13,620,000	13,047

03/16/2023	Citibank, N.A.	USD	13,964,301	HUF	5,622,827,000	1,445,379

03/15/2023	Deutsche Bank AG	EUR	24,763,406	USD	27,000,000	7,642

03/15/2023	Deutsche Bank AG	GBP	9,806,883	USD	12,147,300	45,907

03/15/2023	Deutsche Bank AG	USD	13,246,127	CHF	12,428,181	389,514

03/15/2023	Deutsche Bank AG	USD	68,905,407	CZK	1,595,213,274	3,854,472

03/15/2023	Deutsche Bank AG	USD	13,349,236	EUR	12,610,000	395,789

03/15/2023	Deutsche Bank AG	USD	27,888,973	KRW	36,658,660,000	1,878,129

03/15/2023	Deutsche Bank AG	USD	24,386,323	PLN	110,484,676	1,040,617

02/03/2023	Goldman Sachs International	USD	18,750,000	BRL	99,037,500	755,444

02/27/2023	Goldman Sachs International	USD	1,931,302	RUB	150,931,257	192,167

03/10/2023	Goldman Sachs International	USD	10,000,000	MXN	193,904,110	231,266

03/13/2023	Goldman Sachs International	CAD	36,330,000	USD	28,000,000	687,737

03/15/2023	Goldman Sachs International	PEN	22,670,000	USD	5,881,437	6,154

03/15/2023	Goldman Sachs International	THB	255,000,000	USD	7,764,921	7,430

03/15/2023	Goldman Sachs International	USD	4,822,754	CLP	4,043,760,000	224,604

03/15/2023	Goldman Sachs International	USD	41,647,158	EUR	38,260,000	56,622

03/15/2023	Goldman Sachs International	USD	28,767,000	MXN	552,764,556	372,511

04/11/2023	Goldman Sachs International	USD	26,000,000	PLN	113,295,000	19,460

04/13/2023	Goldman Sachs International	USD	9,756,000	EUR	9,000,000	71,336

09/19/2023	Goldman Sachs International	USD	21,828,125	EUR	19,843,750	11,009

02/02/2023	J.P. Morgan Chase Bank, N.A.	USD	249,024,318	BRL	1,285,912,472	4,292,561

02/17/2023	J.P. Morgan Chase Bank, N.A.	USD	4,034,896	RUB	310,125,000	349,667

02/22/2023	J.P. Morgan Chase Bank, N.A.	USD	4,232,793	RUB	331,851,000	447,467

03/02/2023	J.P. Morgan Chase Bank, N.A.	USD	60,450,672	BRL	310,704,362	450,258

03/15/2023	J.P. Morgan Chase Bank, N.A.	PEN	45,415,000	USD	11,805,323	35,319

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

03/15/2023	J.P. Morgan Chase Bank, N.A.	THB	1,339,540,000	USD	40,903,234	$152,373

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	61,990,797	CAD	84,401,797	1,462,020

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	14,519,783	COP	70,660,523,000	490,664

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	58,595,506	GBP	48,000,000	635,024

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	9,835,292	JPY	1,276,286,698	25,190

04/27/2023	J.P. Morgan Chase Bank, N.A.	NOK	143,492,000	USD	14,500,000	67,298

04/27/2023	J.P. Morgan Chase Bank, N.A.	SEK	188,709,250	USD	18,500,000	372,148

07/12/2023	J.P. Morgan Chase Bank, N.A.	USD	5,407,050	EUR	5,000,000	78,182

02/02/2023	Morgan Stanley and Co. International PLC	USD	13,585,704	BRL	69,277,582	61,555

03/15/2023	Morgan Stanley and Co. International PLC	USD	3,295,941	CLP	2,850,000,000	261,384

03/15/2023	Morgan Stanley and Co. International PLC	USD	20,447,138	CNY	145,105,564	1,098,411

03/15/2023	Morgan Stanley and Co. International PLC	USD	387,958,265	EUR	371,410,211	16,882,549

03/15/2023	Morgan Stanley and Co. International PLC	USD	13,458,282	GBP	11,185,500	344,283

03/15/2023	Morgan Stanley and Co. International PLC	USD	102,230,070	JPY	13,777,148,894	4,211,009

03/15/2023	Morgan Stanley and Co. International PLC	USD	61,583,540	MXN	1,233,995,889	3,467,731

03/15/2023	Morgan Stanley and Co. International PLC	USD	7,099,871	NZD	11,105,000	80,911

03/15/2023	Morgan Stanley and Co. International PLC	USD	32,544,424	SGD	44,642,000	1,463,949

03/15/2023	Morgan Stanley and Co. International PLC	ZAR	237,486,756	USD	13,620,000	20,058

03/22/2023	Morgan Stanley and Co. International PLC	USD	1,680,000	COP	8,005,200,000	18,236

03/15/2023	Royal Bank of Canada	USD	14,811,170	EUR	13,780,000	209,167

03/15/2023	Royal Bank of Canada	USD	2,270,073	GBP	1,885,000	55,959

03/15/2023	Standard Chartered Bank PLC	USD	26,900,000	IDR	420,527,700,000	1,114,986

04/28/2023	Standard Chartered Bank PLC	USD	30,000,000	THB	1,005,750,000	729,458

03/15/2023	UBS AG	USD	1,638,013	EUR	1,540,000	40,602

03/15/2023	UBS AG	USD	16,162,645	NZD	25,849,521	552,327

03/16/2023	UBS AG	USD	5,789,520	HUF	2,349,179,372	648,541

Subtotal–Appreciation						67,256,734

Currency Risk

02/02/2023	Bank of America, N.A.	EUR	17,500,000	USD	18,634,700	(390,431)

02/02/2023	Bank of America, N.A.	USD	19,026,203	EUR	17,500,000	(1,072)

02/08/2023	Bank of America, N.A.	MXN	269,595,000	USD	13,500,000	(802,090)

02/16/2023	Bank of America, N.A.	BRL	74,875,199	USD	13,746,640	(963,422)

02/27/2023	Bank of America, N.A.	RUB	534,960,000	USD	6,000,000	(1,526,414)

03/10/2023	Bank of America, N.A.	MXN	193,725,000	USD	10,000,000	(221,816)

03/15/2023	Bank of America, N.A.	CAD	781,430	USD	580,032	(7,443)

03/15/2023	Bank of America, N.A.	CLP	17,260,000,000	USD	19,328,107	(2,215,553)

03/15/2023	Bank of America, N.A.	CNY	150,027,686	USD	21,517,475	(758,919)

03/15/2023	Bank of America, N.A.	EUR	3,740,000	USD	4,014,080	(62,557)

03/15/2023	Bank of America, N.A.	INR	6,665,905,000	USD	80,399,288	(882,478)

03/15/2023	Bank of America, N.A.	USD	37,980,456	NOK	374,435,799	(396,048)

09/29/2023	Bank of America, N.A.	AUD	38,176,682	USD	25,000,000	(2,169,494)

10/13/2023	Bank of America, N.A.	BRL	78,497,600	USD	14,200,000	(536,963)

03/15/2023	Barclays Bank PLC	USD	84,838,022	ZAR	1,479,150,907	(132,810)

03/15/2023	BNP Paribas S.A.	CZK	370,056,347	USD	16,100,000	(778,781)

03/15/2023	BNP Paribas S.A.	USD	13,620,000	NOK	135,234,681	(45,669)

03/16/2023	BNP Paribas S.A.	USD	19,304,725	HUF	7,006,650,000	(102,599)

03/15/2023	Citibank, N.A.	PEN	36,195,000	USD	9,339,336	(41,161)

03/15/2023	Citibank, N.A.	ZAR	452,507,801	USD	25,462,826	(450,534)

03/16/2023	Citibank, N.A.	HUF	8,104,427,118	USD	19,982,239	(2,228,408)

03/15/2023	Deutsche Bank AG	CHF	12,428,181	USD	13,407,896	(227,744)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

03/15/2023	Deutsche Bank AG	EUR	8,440,000	USD	9,164,201	$(35,483)

03/15/2023	Deutsche Bank AG	PLN	131,710,000	USD	29,071,205	(1,240,530)

03/15/2023	Goldman Sachs International	CNY	70,010,151	USD	9,976,644	(418,596)

03/15/2023	Goldman Sachs International	CZK	910,511,480	USD	41,342,161	(187,524)

03/15/2023	Goldman Sachs International	MXN	925,734,269	USD	46,150,689	(2,650,277)

03/15/2023	Goldman Sachs International	SGD	45,835,098	USD	34,805,510	(111,768)

03/15/2023	Goldman Sachs International	THB	225,000,000	USD	6,836,828	(8,017)

03/15/2023	Goldman Sachs International	USD	29,785,383	MXN	563,970,000	(55,166)

04/13/2023	Goldman Sachs International	HUF	3,708,870,750	USD	9,750,000	(330,735)

05/25/2023	Goldman Sachs International	JPY	1,499,850,000	USD	11,000,000	(704,842)

06/29/2023	Goldman Sachs International	PLN	37,966,555	USD	7,370,000	(1,301,080)

07/17/2023	Goldman Sachs International	MXN	438,918,750	USD	22,500,000	(112,766)

07/24/2023	Goldman Sachs International	AUD	32,625,000	USD	22,739,625	(432,462)

07/26/2023	Goldman Sachs International	ZAR	140,775,000	USD	7,500,000	(482,963)

09/19/2023	Goldman Sachs International	HUF	8,400,000,000	USD	21,875,000	(124,224)

09/29/2023	Goldman Sachs International	SEK	55,197,500	USD	5,000,000	(341,960)

09/29/2023	Goldman Sachs International	USD	8,000,000	SEK	82,248,000	(40,119)

10/16/2023	Goldman Sachs International	AUD	12,250,000	USD	7,754,250	(968,131)

10/16/2023	Goldman Sachs International	NZD	23,333,333	USD	13,055,000	(2,013,122)

11/16/2023	Goldman Sachs International	MXN	78,451,000	USD	3,800,000	(152,712)

11/20/2023	Goldman Sachs International	BRL	70,808,400	USD	12,240,000	(961,395)

02/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	1,285,912,472	USD	245,975,159	(7,341,719)

02/03/2023	J.P. Morgan Chase Bank, N.A.	BRL	171,562,539	USD	33,526,643	(262,614)

02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	310,125,000	USD	3,750,000	(634,563)

02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	331,851,000	USD	3,900,000	(780,260)

03/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	609,571,244	USD	118,598,242	(883,362)

03/15/2023	J.P. Morgan Chase Bank, N.A.	CLP	7,168,051,836	USD	7,943,760	(1,003,290)

03/15/2023	J.P. Morgan Chase Bank, N.A.	COP	327,020,165,000	USD	67,198,226	(2,270,814)

03/15/2023	J.P. Morgan Chase Bank, N.A.	CZK	295,798,520	USD	13,450,511	(41,268)

03/15/2023	J.P. Morgan Chase Bank, N.A.	JPY	3,668,190,000	USD	28,024,388	(315,736)

03/15/2023	J.P. Morgan Chase Bank, N.A.	PEN	31,755,000	USD	8,195,149	(34,653)

03/15/2023	J.P. Morgan Chase Bank, N.A.	SGD	17,810,000	USD	13,143,717	(423,980)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	2,497,667	EUR	2,290,000	(1,545)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	13,796,785	NOK	136,080,000	(137,604)

03/20/2023	J.P. Morgan Chase Bank, N.A.	BRL	30,250,000	USD	5,500,000	(408,499)

05/24/2023	J.P. Morgan Chase Bank, N.A.	CAD	46,582,537	USD	34,875,000	(171,362)

07/12/2023	J.P. Morgan Chase Bank, N.A.	HUF	2,108,750,000	USD	5,407,051	(196,958)

02/02/2023	Morgan Stanley and Co. International PLC	BRL	69,277,582	USD	13,486,000	(161,259)

03/07/2023	Morgan Stanley and Co. International PLC	MXN	373,503,550	USD	18,650,000	(1,068,663)

03/15/2023	Morgan Stanley and Co. International PLC	AUD	17,220,000	USD	11,907,480	(266,907)

03/15/2023	Morgan Stanley and Co. International PLC	CNY	269,387,053	USD	37,959,910	(2,039,189)

03/15/2023	Morgan Stanley and Co. International PLC	EUR	322,645,781	USD	338,578,571	(13,108,529)

03/15/2023	Morgan Stanley and Co. International PLC	GBP	82,657,374	USD	99,452,526	(2,544,141)

03/15/2023	Morgan Stanley and Co. International PLC	JPY	3,553,501,172	USD	27,399,828	(54,220)

03/15/2023	Morgan Stanley and Co. International PLC	MXN	693,087,000	USD	34,589,054	(1,947,688)

03/15/2023	Morgan Stanley and Co. International PLC	USD	34,348,372	SEK	353,029,129	(513,768)

03/15/2023	Morgan Stanley and Co. International PLC	USD	10,878,727	ZAR	188,276,875	(96,844)

03/22/2023	Morgan Stanley and Co. International PLC	COP	67,988,332,000	USD	13,330,000	(1,093,154)

06/07/2023	Morgan Stanley and Co. International PLC	MXN	122,220,000	USD	6,000,000	(343,195)

09/22/2023	Morgan Stanley and Co. International PLC	CNY	111,231,200	USD	16,300,000	(380,977)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

03/15/2023	Royal Bank of Canada	EUR	5,970,000	USD	6,438,341	$(69,019)

03/15/2023	Royal Bank of Canada	GBP	3,275,000	USD	3,978,617	(62,632)

03/15/2023	Standard Chartered Bank PLC	THB	465,660,000	USD	13,458,770	(707,321)

05/15/2023	Standard Chartered Bank PLC	AUD	7,000,000	USD	4,623,500	(336,383)

03/15/2023	UBS AG	EUR	20,455,000	USD	22,192,570	(103,582)

03/15/2023	UBS AG	NZD	21,700,000	USD	13,568,120	(463,664)

03/15/2023	UBS AG	USD	13,620,000	SEK	141,161,031	(91,010)

Subtotal–Depreciation						(67,976,650)

Total Forward Foreign Currency Contracts						$(719,916)

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Societe Generale	Sell	1.00%	Quarterly	06/20/2027	0.931%	EUR	15,000,000	$14,173	$52,803	$38,630

Credit Risk

South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.353	USD	5,000,000	351,092	258,735	(92,357)

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.727	EUR	10,750,000	(104,884)	(128,988)	(24,104)

Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.432	EUR	10,625,000	319,689	200,097	(119,592)

Markit iTraxx Europe Crossover Index, Series 38, Version 1	Buy	(5.00)	Quarterly	12/20/2027	4.147	EUR	45,000,000	(245,043)	(1,631,932)	(1,386,889)

Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	4.321	USD	33,000,000	(609,241)	(908,589)	(299,348)

Subtotal - Depreciation								(288,387)	(2,210,677)	(1,922,290)

Total Centrally Cleared Credit Default Swap Agreements								$(274,214)	$(2,157,874)	$(1,883,660)

(a)	Centrally cleared swap agreements collateralized by $43,135,001 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	CPURNSA	At Maturity	(2.44)%	At Maturity	01/18/2033	USD	4,000,000	$–	$8,562	$8,562

Receive	6 Month BUBOR	Semi- Annually	(11.95)	Annually	01/13/2025	HUF	11,050,000,000	–	19,423	19,423

Receive	6 Month BUBOR	Semi- Annually	(11.95)	Annually	01/10/2025	HUF	11,050,000,000	–	29,012	29,012

Receive	3 Month ADBB	Quarterly	(3.60)	Quarterly	01/27/2026	AUD	50,000,000	–	30,800	30,800

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	16,000,000	–	36,112	36,112

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	16,500,000	–	39,067	39,067

Receive	3 Month JIBAR	Quarterly	(7.45)	Quarterly	04/29/2027	ZAR	385,000,000	–	63,133	63,133

Receive	3 Month JIBAR	Quarterly	(7.42)	Quarterly	05/05/2027	ZAR	370,000,000	–	85,084	85,084

Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	13,500,000,000	–	157,921	157,921

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	36,300,000,000	–	204,392	204,392

Pay	SONIA	Annually	3.61	Annually	02/09/2033	GBP	12,500,000	–	286,403	286,403

Pay	SOFR	Annually	4.28	Annually	02/01/2025	USD	374,750,000	–	291,282	291,282

Pay	SOFR	Annually	3.37	Annually	12/15/2032	USD	28,400,000	–	354,871	354,871

Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	336,700,000	1,423	511,298	509,875

Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	350,000,000	–	534,859	534,859

Receive	FBIL Overnight MIBOR	Semi- Annually	(5.65)	Semi- Annually	02/17/2027	INR	2,625,000,000	–	709,822	709,822

Receive	BZDIOVRA	At Maturity	(13.00)	At Maturity	01/02/2024	BRL	670,830,035	–	899,952	899,952

Receive	3 Month JIBAR	Quarterly	(7.50)	Quarterly	03/01/2031	ZAR	310,000,000	1,782	960,893	959,111

Receive	SOFR	Annually	(3.04)	Annually	04/20/2033	USD	85,000,000	–	1,050,627	1,050,627

Receive	COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	–	2,705,797	2,705,797

Pay	SOFR	Annually	3.77	Annually	08/09/2033	USD	135,300,000	(32,302)	7,363,585	7,395,887

Subtotal – Appreciation								(29,097)	16,342,895	16,371,992

Interest Rate Risk

Pay	SONIA	Annually	2.24	Annually	10/11/2032	GBP	25,000,000	–	(2,866,677)	(2,866,677)

Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	259,730,842	–	(2,296,309)	(2,296,309)

Pay	BZDIOVRA	At Maturity	11.44	At Maturity	01/02/2026	BRL	257,483,601	–	(2,127,236)	(2,127,236)

Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	248,590,247	–	(1,655,091)	(1,655,091)

Receive	SOFR	Annually	(3.53)	Annually	09/27/2032	USD	62,000,000	–	(1,555,618)	(1,555,618)

Pay	6 Month EURIBOR	Semi- Annually	2.55	Annually	04/24/2034	EUR	54,000,000	1,216	(1,281,005)	(1,282,221)

Receive	FBIL Overnight MIBOR	Semi- Annually	(7.02)	Semi- Annually	05/25/2027	INR	1,875,000,000	–	(686,749)	(686,749)

Receive	BZDIOVRA	At Maturity	(13.25)	At Maturity	01/02/2029	BRL	120,510,588	–	(594,183)	(594,183)

Receive	BZDIOVRA	At Maturity	(13.11)	At Maturity	01/02/2029	BRL	126,417,302	–	(414,511)	(414,511)

Receive	6 Month WIBOR	Semi- Annually	(7.61)	Annually	09/21/2024	PLN	127,000,000	–	(406,268)	(406,268)

Receive	FBIL Overnight MIBOR	Semi- Annually	(6.62)	Semi- Annually	05/02/2027	INR	1,800,000,000	–	(291,217)	(291,217)

Receive	COOVIBR	Quarterly	(11.46)	Quarterly	11/01/2024	COP	137,500,000,000	–	(248,018)	(248,018)

Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	36,000,000,000	–	(196,660)	(196,660)

Pay	SOFR	Annually	2.94	Annually	04/24/2034	USD	37,500,000	–	(171,061)	(171,061)

Receive	3 Month COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	60,845,000,000	–	(131,717)	(131,717)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Pay	BZDIOVRA	At Maturity	12.58%	At Maturity	01/04/2027	BRL	147,410,436	$–	$(112,091)	$(112,091)

Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	17,843,000,000	–	(102,213)	(102,213)

Pay	SOFR	Annually	3.73	Annually	01/27/2026	USD	35,000,000	–	(80,085)	(80,085)

Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	16,883,000,000	–	(66,692)	(66,692)

Pay	SONIA	Annually	4.02	Annually	11/30/2024	GBP	23,000,000	–	(37,386)	(37,386)

Subtotal – Depreciation								1,216	(15,320,787)	(15,322,003)

Total Centrally Cleared Interest Rate Swap Agreements								$(27,881)	$1,022,108	$1,049,989

(a)	Centrally cleared swap agreements collateralized by $43,135,001 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.527%	EUR	10,000,000	$37,092	$47,209	$10,117

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 30, Version 1	Sell	1.00	Quarterly	12/20/2023	7.643	EUR	20,000,000	(1,950,636)	(1,232,745)	717,891

Subtotal–Appreciation									(1,913,544)	(1,185,536)	728,008

Credit Risk

Citibank N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.757	EUR	5,000,000	24,095	(24,260)	(48,355)

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	3.603	EUR	10,000,000	494,531	275,028	(219,503)

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.315	EUR	7,500,000	229,917	104,133	(125,784)

Subtotal–Depreciation									748,543	354,901	(393,642)

Total Open Over-The-Counter Credit Default Swap Agreements									$(1,165,001)	$(830,635)	$334,366

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $30,495,000.
(b)

Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Abbreviations:

ADBB	–Australian Dollar Bank Bill
AUD	–Australian Dollar
BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CHF	–Swiss Franc
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PEN	–Peruvian Sol
PLN	–Polish Zloty
RUB	–Russian Ruble
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$722,188,286	$–	$722,188,286

U.S. Dollar Denominated Bonds & Notes	–	218,317,838	–	218,317,838

Asset-Backed Securities	–	118,732,440	2,969,983	121,702,423

U.S. Treasury Securities	–	54,164,830	–	54,164,830

Common Stocks & Other Equity Interests	32,815,483	–	4,551,924	37,367,407

Preferred Stocks	–	7,742,224	–	7,742,224

Money Market Funds	56,341,915	14,436,025	–	70,777,940

Options Purchased	–	34,526,031	–	34,526,031

Total Investments in Securities	89,157,398	1,170,107,674	7,521,907	1,266,786,979

Other Investments - Assets*

Futures Contracts	2,368,930	–	–	2,368,930

Forward Foreign Currency Contracts	–	67,256,734	–	67,256,734

Swap Agreements	–	17,138,630	–	17,138,630

	2,368,930	84,395,364	–	86,764,294

Other Investments - Liabilities*

Futures Contracts	(1,320,216)	–	–	(1,320,216)

Forward Foreign Currency Contracts	–	(67,976,650)	–	(67,976,650)

Options Written	–	(49,312,028)	–	(49,312,028)

Swap Agreements	–	(17,637,935)	–	(17,637,935)

	(1,320,216)	(134,926,613)	–	(136,246,829)

Total Other Investments	1,048,714	(50,531,249)	–	(49,482,535)

Total Investments	$90,206,112	$1,119,576,425	$7,521,907	$1,217,304,444

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco International Bond Fund